Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (53,385,988)	$ (4,627,772)	$ 2,543,813
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Changes in allowances - accounts receivable	34,352,880	280,158	7,915
Changes in allowances - advances to suppliers	9,994,385	(3,217)	0
Changes in allowances - inventories	(8,088)	3,933	(40,963)
Changes in allowances - other current assets	676,460	0	0
Changes in allowances - due from related parties	96,754	0	0
Changes in allowances - long-term investment	0	137,786	92,944
Changes in impairment - biological assets	8,868,597	0	0
Depreciation	14,382	11,121	26,870
Amortization of operating lease right-of-use assets	3,062,366	364,301	45,473
Loss on short-term investment	0	0	5,870
Loss on disposal of property and equipment	0	0	124
(Gain) (loss) from disposal of subsidiaries	(1,901,693)	3,941,657	(5,592)
Amortization of debt issuance costs	294,699	60,301	1,691,609
Interest expenses for promissory note redemption	94,166	1,404,229	0
Amortization of biological assets	212,412	213,240	217,207
Deferred income tax provision	0	0	164,600
Change in fair value of derivative liability	0	0	(873,767)
Changes in operating assets and liabilities:
Accounts receivable, net	(15,950,605)	(10,553,909)	(9,045,179)
Advances to suppliers, net	62,838,313	(9,327,123)	(71,298,597)
Note receivable	0	0	3,558,349
Inventories, net	3,714,122	(1,401,002)	(3,272,753)
Other current assets	1,181,680	(318,052)	(222,440)
Other non-current assets - security deposits	(877,272)	(1,000,000)	0
Accounts payable	841,728	3,006,640	946,285
Operating lease liabilities	(3,066,268)	(359,177)	(63,467)
Other current liabilities	1,408,795	937,330	(232,463)
Other non-current liabilities	0	454,025	0
Net cash provided by (used in) operating activities	52,461,825	(16,775,531)	(75,754,162)
Cash flows from investing activities
Purchase of property and equipment	(16,667)	(29,450)	(314)
Short-term deposits	0	0	35,444,402
Proceeds from disposal of subsidiaries, net of cash	(60,538)	2,097,809	12,998
Cash paid for investment	(59,625,500)	0	(7,088,880)
Other receivables	0	0	7,504,211
Advances to related parties	0	0	(7,096)
Repayment of advances to related party	0	0	30,872
Net cash (used in) provided by investing activities	(59,702,705)	2,068,359	35,896,193
Cash flows from financing activities
Proceeds from promissory notes	0	5,000,000	0
Repayment of promissory notes	(2,586,986)	(130,000)	0
Repayment of convertible promissory notes	0	(6,050,625)	0
Borrowings from a third party loan	4,439,900	2,184,592	0
Repayment of a third party loan	(4,807,712)	(7,000)	0
Repayment of bank acceptance notes payable	0	0	(12,491)
Proceed from issuance of ordinary shares for warrants exercised	781,980	0	0
Proceed from issuance of ordinary shares, net	9,850,000	762,703	7,930,000
Borrowing from bank loans	0	0	4,779,323
Repayments of bank loans	0	(164,719)	(1,688,040)
Repayment of advances from related parties	(115,200)	(482,807)	0
Proceeds from advances from related parties	0	715,226	9,150
Net cash provided by (used in) financing activities	7,561,982	1,827,370	11,017,942
Effect of exchange rate changes on cash	(3,526)	576,589	462,261
Net increase (decrease) in cash	317,576	(12,303,213)	(28,377,766)
Cash and restricted cash, beginning of year	486,522	12,789,735	41,167,501
Cash and restricted cash, end of year	804,098	486,522	12,789,735
Representing:
Cash, end of year	803,477	486,522	12,789,735
Restricted cash, end of year	621	0	0
Total cash and restricted cash, end of year	804,098	486,522	12,789,735
Supplemental disclosure information:
Income taxes paid	0	1,213	67,572
Interest paid	288,402	65,556	165,179
Non-cash investing activities
Note receivable for refund due from cancelled investment	59,625,500	0	0
Non-cash financing activities
Right-of-use assets obtained in exchange for operating lease obligations	13,221,424	7,268,186	2,888
Issuance of ordinary shares for promissory notes redemption	244,284	1,154,000	1,100,000
Interest expenses for promissory note redemption	$ 94,166	$ 1,328,630	$ 1,691,609